Revenues and Adjusted Segment Earnings before Interest, Taxes, Depreciation and Amortization for Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,576,871		$ 1,566,768		$ 1,401,461
Adjusted Segment EBITDA	321,392	[1]	337,658	[1]	327,364	[1]
Corporate Finance / Restructuring
Segment Reporting Information [Line Items]
Revenues	394,719		364,409		396,216
Adjusted Segment EBITDA	101,137		84,933		108,152
Forensic and Litigation Consulting
Segment Reporting Information [Line Items]
Revenues	407,586		428,730		379,780
Adjusted Segment EBITDA	60,572		81,885		76,402
Economic Consulting
Segment Reporting Information [Line Items]
Revenues	391,622		353,981		255,660
Adjusted Segment EBITDA	77,461		67,028		49,481
Technology
Segment Reporting Information [Line Items]
Revenues	195,194		218,738		176,607
Adjusted Segment EBITDA	57,203		77,011		64,358
Strategic Communications
Segment Reporting Information [Line Items]
Revenues	187,750		200,910		193,198
Adjusted Segment EBITDA	$ 25,019		$ 26,801		$ 28,971

[1]	Total Adjusted Segment EBITDA is the total of Adjusted Segment EBITDA for all segments.